Income Before Income Taxes (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
PRC	$ 2,012,380	12,537,331	8,217,522	4,321,910
Non-PRC	(91,795)	(571,894)	(408,343)	(260,747)
Income before income taxes	$ 1,920,585	11,965,437	7,809,179	4,061,163